Stock Options and Other Share-Based Awards (Restricted Stock Activity) (Details) (Liberty Incentive Plan, USD $)	12 Months Ended
Dec. 31, 2013
LINTA
Restricted Shares
Outstanding at beginning of the year (in shares)	1,454,148
Granted (in shares)	450,140
Lapsed (in shares)	(608,490)
Forfeited (in shares)	(81,336)
Outstanding at end of the year (in shares)	1,214,462
Weighted average grant date fair value
Outstanding at beginning of the year (in dollars per share)	$ 12.75
Granted (in dollars per share)	$ 21.44
Lapsed (in dollars per share)	$ 9.81
Forfeited (in dollars per share)	$ 16.25
Outstanding at end of the year (in dollars per share)	$ 18.01
LVNTA
Restricted Shares
Outstanding at beginning of the year (in shares)	65,542
Granted (in shares)	0
Lapsed (in shares)	(30,007)
Forfeited (in shares)	(3,456)
Outstanding at end of the year (in shares)	32,079
Weighted average grant date fair value
Outstanding at beginning of the year (in dollars per share)	$ 31.75
Granted (in dollars per share)	$ 0.00
Lapsed (in dollars per share)	$ 23.64
Forfeited (in dollars per share)	$ 37.84
Outstanding at end of the year (in dollars per share)	$ 38.68